Relationship between Plans Benefit Obligations and Assets (Detail) - USD ($) $ in Thousands	May 31, 2017	May 31, 2016
Pension Benefits, U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Plans with projected benefit obligations in excess of plan assets, benefit obligation	$ 591,948	$ 589,046
Plans with accumulated benefit obligations in excess of plan assets, benefit obligation	489,918	483,944
Plans with projected benefit obligations in excess of plan assets, plan asset	437,481	314,216
Plans with accumulated benefit obligations in excess of plan assets, plan asset	437,481	314,216
Pension Benefits, Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Plans with projected benefit obligations in excess of plan assets, benefit obligation	147,560	141,627
Plans with accumulated benefit obligations in excess of plan assets, benefit obligation	44,797	46,464
Plans with assets in excess of projected benefit obligations	48,324	45,437
Plans with assets in excess of accumulated benefit obligations	138,241	128,930
Plans with projected benefit obligations in excess of plan assets, plan asset	130,605	119,730
Plans with accumulated benefit obligations in excess of plan assets, plan asset	31,653	31,868
Plans with assets in excess of projected benefit obligations, plan asset	49,323	49,734
Plans with assets in excess of accumulated benefit obligations, plan asset	$ 148,275	$ 137,596